SHARE-BASED COMPENSATION RESERVE	12 Months Ended
Dec. 31, 2024
Disclosure Of Share Options And Warrants Reserve [Abstract]
SHARE-BASED COMPENSATION RESERVE
12. SHARE-BASED COMPENSATION RESERVE
As of December 31, 2024, December 31, 2023 and December 31, 2022, the Company had the following warrants, share options and restricted share units (“RSUs”) outstanding under the Amended and Restated 2020 Stock Incentive Plan (the “2020 Stock Incentive Plan”) and Founders Awards (as defined below) outstanding:

	Year ended December 31,
	2024	2023	2022
Warrants	—	50,000	50,000
Share options	1,165,918	1,746,094	1,456,214
RSUs	611,831	—	—
Total grants outstanding under 2020 Stock Incentive Plan	1,777,749	1,796,094	1,506,214
Founders Awards granted in 2021	4,056,770	4,056,770	4,056,770
Total grants and awards outstanding	5,834,519	5,852,864	5,562,984

Changes in the share-based compensation reserve are as follows:

	OPTIONS, WARRANTS AND RESTRICTED SHARE UNITS	USD thousand
As at January 1, 2024	5,852,864	7,414
Share options expense	—	2,172
Share options granted	41,787	72
Restricted Share Units granted	628,515	2,563
Share options exercised	(384,454)	(1,001)
Share warrants exercised	(50,000)	(84)
Share options forfeited	(202,093)	(278)
Restricted Share Units forfeited	(16,684)	(31)
Share options expired	(35,416)	(203)
As of December 31, 2024	5,834,519	10,624

As at January 1, 2023	5,562,984	4,411
Share options expense	—	2,667
Share options granted	359,666	509
Share options and warrants exercised (Note 12)	(39,786)	(95)
Share options forfeited	(26,042)	(52)
Share options expired	(3,958)	(26)
As of December 31, 2023	5,852,864	7,414

As at January 1, 2022	7,021,514	2,442
Share options expense	—	2,050
Share options granted	875,544	1,082
Share options and warrants exercised	(2,114,744)	(151)
Share warrants repurchased	(200,000)	(1,012)
Share options forfeited	(19,330)	—
As at December 31, 2022	5,562,984	4,411